Biological assets (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Biological assets (Textual)
Point of harvest amount	$ 6,850	$ 5,479
Initial recognition and changes in fair value of biological assets	$ 71	(429)
Amount attributable to price changes		(65)	$ (305)
Amount attributable to physical changes		$ 136	$ (124)